Net loss per share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerator
Net loss	$ (42,767)	$ (33,991)	$ (121,888)	$ (100,430)
Net loss attributable to ordinary shareholders - basic	(42,767)	(33,991)	(121,888)	(100,430)
Net loss attributable to ordinary shareholders - diluted	$ (42,767)	$ (33,991)	$ (121,888)	$ (100,430)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	91,240,801	72,896,362	91,028,562	68,770,962
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	91,240,801	72,896,362	91,028,562	68,770,962
Earnings Per Share
Net loss per share - basic (in usd per share)	$ (0.47)	$ (0.47)	$ (1.34)	$ (1.46)
Net loss per share - diluted (in usd per share)	$ (0.47)	$ (0.47)	$ (1.34)	$ (1.46)